Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Compensation And Retirement Disclosure [Abstract]
Pension and Postretirement Plans
An analysis of the projected benefit obligations

for our pension plans and accumulated benefit

obligations for
our postretirement health and life insurance plans follows:
Millions of Dollars
Pension Benefits Other Benefits
2019 2018 2019 2018
U.S. Int’l. U.S. Int’l.
Change in Benefit Obligation
Benefit obligation at January 1 $ 2,136 3,438 3,236 3,845 218 265
Service cost 79 69 83 81 1 1
Interest cost 79 97 99 107 8 8
Plan participant contributions - 2 - 2 20 22
Plan amendments - - - 7 - -
Actuarial (gain) loss 278 387 (44) (259) 27 (10)
Benefits paid (253) (147) (507) (143) (59) (67)
Curtailment - (69) (4) (3) - -
Settlement - - (730) - - -
Recognition of termination benefits - 1 3 - - -
Foreign currency exchange rate change - 102 - (199) 1 (1)
Benefit obligation at December 31* $ 2,319 3,880 2,136 3,438 216 218
*Accumulated benefit obligation

portion of above at

December 31:
$
2,161 3,594 1,969 3,066
Change in Fair Value of Plan Assets
Fair value of plan assets at January 1 $ 1,336 3,358 2,541 3,647 - -
Actual return on plan assets 273 529 (112) (106) - -
Company contributions 235 464 144 156 39 45
Plan participant contributions - 2 - 2 20 22
Benefits paid (253) (147) (507) (143) (59) (67)
Settlement - - (730) - - -
Foreign currency exchange rate change - 100 - (198) - -
Fair value of plan assets at December 31 $ 1,591 4,306 1,336 3,358 - -
Funded Status $ (728) 426 (800) (80) (216) (218)

Amounts Recognized in the Consolidated Balance Sheet
Millions of Dollars
Pension Benefits Other Benefits
2019 2018 2019 2018
U.S. Int’l. U.S. Int’l.
Amounts Recognized in the
Consolidated Balance Sheet at
December 31
Noncurrent assets $ - 765 - 232 - -
Current liabilities (21) (6) (59) (4) (42) (44)
Noncurrent liabilities (707) (333) (741) (308) (174) (174)
Total recognized $ (728) 426 (800) (80) (216) (218)
Weighted-Average

Assumptions Used to
Determine Benefit Obligations at
December 31
Discount rate 3.25
%
2.35 4.25 3.05 3.10 4.05
Rate of compensation increase 4.00 3.35 4.00 3.65 -
Weighted-Average

Assumptions Used to
Determine Net Periodic Benefit Cost for
Years

Ended December 31
Discount rate 3.95
%
2.90 3.80 2.90 4.05 3.30
Expected return on plan assets 5.80 4.10 5.80 4.30 -
Rate of compensation increase 4.00 3.65 4.00 3.75 -

Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost
Millions of Dollars
Pension Benefits Other Benefits
2019 2018 2019 2018
U.S. Int’l. U.S. Int’l.
Amounts Recognized in the
Consolidated Balance Sheet at
December 31
Noncurrent assets $ - 765 - 232 - -
Current liabilities (21) (6) (59) (4) (42) (44)
Noncurrent liabilities (707) (333) (741) (308) (174) (174)
Total recognized $ (728) 426 (800) (80) (216) (218)
Weighted-Average

Assumptions Used to
Determine Benefit Obligations at
December 31
Discount rate 3.25
%
2.35 4.25 3.05 3.10 4.05
Rate of compensation increase 4.00 3.35 4.00 3.65 -
Weighted-Average

Assumptions Used to
Determine Net Periodic Benefit Cost for
Years

Ended December 31
Discount rate 3.95
%
2.90 3.80 2.90 4.05 3.30
Expected return on plan assets 5.80 4.10 5.80 4.30 -
Rate of compensation increase 4.00 3.65 4.00 3.75 -

Before tax amounts unrecognized in net periodic postretirement benefit cost
Included in accumulated other comprehensive

income (loss) at December 31 were the following before-tax

amounts that had not been recognized in net periodic benefit cost:
Millions of Dollars
Pension Benefits Other Benefits
2019 2018 2019 2018
U.S. Int’l. U.S. Int’l.
Unrecognized net actuarial (gain) loss $ 479 227 516 310 8 (21)
Unrecognized prior service cost (credit) - (2) - (4) (183) (216)

Sources of change in other comprehensive income
Millions of Dollars
Pension Benefits Other Benefits
2019 2018 2019 2018
U.S. Int’l. U.S. Int’l.
Sources of Change in Other
Comprehensive Income (Loss)
Net gain (loss) arising during the period $ (79) 51 (177) 17 (27) 10
Amortization of actuarial (gain) loss included
in income (loss)* 116 32 249 31 (2) (1)
Net change during the period $ 37 83 72 48 (29) 9
Prior service credit (cost) arising during the
period $ - - - (7) - -
Amortization of prior service cost (credit)
included in income (loss)
- (2) - (5) (33) (35)
Net change during the period $ - (2) - (12) (33) (35)
*Includes settlement losses

recognized in 2019

and 2018.

Amounts included in accumulated other comprehensive income that are expected to be amortized into net periodic postretirement cost
Included in accumulated other comprehensive

loss at December 31, 2019, were the following

before-tax
amounts that are expected to be amortized into

net periodic benefit cost during 2020:
Millions of Dollars
Pension Other
Benefits Benefits
U.S. Int’l.
Unrecognized net actuarial (gain) loss $ 50 23 1
Unrecognized prior service credit - (2) (31)

Net periodic benefit cost of all defined benefit plans
The components of net periodic benefit cost of all defined

benefit plans are presented in the following table:
Millions of Dollars
Pension Benefits Other Benefits
2019 2018 2017 2019 2018 2017
U.S. Int’l. U.S. Int’l. U.S. Int’l.
Components of Net
Periodic Benefit Cost
Service cost $ 79 69 83 81 89 77 1 1 2
Interest cost 79 97 99 107 118 103 8 8 9
Expected return on plan
assets (74) (138) (114) (155) (132) (158) - - -
Amortization of prior
service cost (credit) - (2) - (5) 4 (6) (33) (35) (36)
Recognized net actuarial
loss (gain) 54 32 53 31 69 50 (2) (1) (3)
Settlements 62 - 196 - 131 - - - -
Net periodic benefit cost $ 200 58 317 59 279 66 (26) (27) (28)

Fair values of our pension plan assets
The fair values of our pension plan assets at December

31, by asset class were as follows:
Millions of Dollars
U.S. International
Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
2019
Equity securities
U.S. $ 94 - 7 101 435 - - 435
International 98 - - 98 266 - - 266
Mutual funds 93 - - 93 245 267 - 512
Debt securities
Government - - - - 1,412 - - 1,412
Corporate - 2 - 2 - - - -
Mutual funds - - - - 392 - - 392
Cash and cash equivalents - - - - 98 - - 98
Derivatives - - - - 11 - - 11
Real estate - - - - - - 132 132
Total in fair value hierarchy $ 285 2 7 294 2,859 267 132 3,258
Investments measured at

net asset value*
Equity securities
Common/collective trusts $ - - - 457 - - - 167
Debt securities
Common/collective trusts - - - 637 - - - 760
Cash and cash equivalents - - - 25 - - - -
Real estate - - - 83 - - - 112
Total** $ 285 2 7 1,496 2,859 267 132 4,297

*In accordance

with FASB

ASC Topic 715,

“Compensation

—Retirement Benefits,” certain

investments that are

to be measured

at fair value

using the net asset value

per share (or its equivalent)

practical expedient have

not been classified in the fair value

hierarchy.

The fair value

amounts presented

in this table are intended

to permit reconciliation

of the fair value hierarchy

to the amounts presented

in the Change in

Fair Value

of Plan Assets.
The fair values of our pension plan assets at December

31, by asset class were as follows:
Millions of Dollars
U.S. International
Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
2018
Equity securities
U.S. $ 74 - 20 94 371 - - 371
International 80 - - 80 241 - - 241
Mutual funds 76 - - 76 213 181 - 394
Debt securities
Government - - - - 889 - - 889
Corporate - 2 - 2 - - - -
Mutual funds - - - - 363 - - 363
Cash and cash equivalents - - - - 71 - - 71
Time deposits - - - - 6 - - 6
Derivatives - - - - (17) - - (17)
Real estate - - - - - - 124 124
Total in fair value hierarchy $ 230 2 20 252 2,137 181 124 2,442
Investments measured at

net asset value*
Equity securities
Common/collective trusts $ - - - 364 - - - 153
Debt securities
Common/collective trusts - - - 548 - - - 641
Cash and cash equivalents - - - 5 - - - -
Real estate - - - 80 - - - 109
Total** $ 230 2 20 1,249 2,137 181 124 3,345

*In accordance

with FASB

ASC Topic 715,

“Compensation

—Retirement Benefits,” certain

investments that are

to be measured

at

fair value

using the net asset value

per share (or its equivalent)

practical expedient have

not been classified in the fair value

hierarchy.

The fair value

amounts presented

in this table are intended

to permit reconciliation

of the fair value hierarchy

to the amounts presented

in the Change in

Fair Value

of Plan Assets.

Benefit payments excluding the participating annuity contract and which reflect expected future service, as appropriate, are expected to be paid:
The following benefit payments, which are exclusive

of amounts to be paid from the insurance annuity

contract
and which reflect expected future service, as appropriate,

are expected to be paid:
Millions of Dollars
Pension Other
Benefits Benefits
U.S. Int’l.
2020 $ 447 150 32
2021 270 156 29
2022 250 158 27
2023 217 163 24
2024 220 170 22
2025–2029 822 927 64

Share-based compensation expense recognized in income and the associated tax benefit
Compensation Expense
—Total share-based compensation expense recognized in income (loss) and the
associated tax benefit for the years ended December

31 were as follows:
Millions of Dollars
2019 2018 2017
Compensation cost $ 274 265 227
Tax benefit 71 64 76

Significant assumptions used to calculate the fair market values
The fair market values of the options granted in 2017 were

measured on the date of grant using the
Black-Scholes-Merton option-pricing model.

The weighted-average assumptions used were

as follows:
2017
Assumptions used
Risk-free interest rate 2.24
%
Dividend yield 4.00
%
Volatility

factor
28.12
%
Expected life (years) 6.39

Summary of stock option activity
The following summarizes our stock option activity

for the year ended December 31, 2019:
Millions of Dollars
Weighted-Average Aggregate
Options Exercise Price Intrinsic Value
Outstanding at December 31, 2018 19,379,677 $ 52.88 $ 214
Exercised (1,339,480) 36.28 39
Forfeited -
Expired or cancelled -
Outstanding at December 31, 2019 18,040,197
$
54.11 $ 206
Vested at

December 31, 2019
17,922,026
$
54.14 $ 205
Exercisable at December 31, 2019 17,172,815
$
54.33 $ 194

Summary of restricted stock unit activity
The following summarizes our stock-settled stock

unit activity for the year ended December 31,

2019:
Weighted-Average Millions of Dollars
Stock Units Grant Date Fair Value Total Fair Value
Outstanding at December 31, 2018 7,546,973 $ 43.41
Granted 2,045,503 67.77
Forfeited (99,748) 62.93
Issued (3,269,682) 34.32 $ 225
Outstanding at December 31, 2019 6,223,046 $ 55.99
Not Vested at December 31, 2019 4,185,141 56.17
The following summarizes our cash-settled stock unit activity for the year ended December 31, 2019:
Weighted-Average Millions of Dollars
Stock Units Grant Date Fair Value Total Fair Value
Outstanding at December 31, 2018 376,608 $ 62.21
Granted 319,552 68.20
Forfeited (6,914) 61.35
Issued (92,255) 61.61 $ 6
Outstanding at December 31, 2019 596,991 $ 64.54
Not Vested at December 31, 2019 153,457 64.54

Summary of Performance Share Program activity
The following summarizes our stock-settled Performance Share

Program activity for the year ended
December 31, 2019:
Weighted-Average Millions of Dollars
Stock Units Grant Date Fair Value Total Fair Value
Outstanding at December 31, 2018 2,335,542
$
50.45
Granted 77,841 68.90
Forfeited -
Issued (388,559) 53.66 $ 25
Outstanding at December 31, 2019 2,024,824 $ 50.55
Not Vested at December 31, 2019 15,616 $ 47.80
The following summarizes our cash-settled Performance

Share Program activity for the year ended
December 31, 2019:
Weighted-Average Millions of Dollars
Stock Units Grant Date Fair Value Total Fair Value
Outstanding at December 31, 2018 1,131,007
$
62.21
Granted 1,958,043 68.90
Forfeited -
Settled (2,479,776) 69.10 $ 171
Outstanding at December 31, 2019 609,274 $ 64.54
Not Vested at December 31, 2019 38,487 $ 64.54

Summary of aggregate activity of restricted shares and units
The following summarizes the aggregate activity

of these restricted shares and units for the

year ended
December 31, 2019:
Weighted-Average Millions of Dollars
Stock Units Grant Date Fair Value Total Fair Value
Outstanding at December 31, 2018 1,107,315
$
46.57
Granted 64,063 63.58
Cancelled (2,307) 23.73
Issued (177,163) 49.23 $ 11
Outstanding at December 31, 2019 991,908 $ 47.24

Severance accrual	Millions of Dollars Balance at December 31, 2018 $ 48 Accruals (1) Benefit payments (24) Balance at December 31, 2019 $ 23